Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information
Transamerica JPMorgan Enhanced Index VP (the “portfolio”)
* * *
At a special meeting held on October 7, 2026, the portfolio’s investors approved a change in the portfolio’s classification from a diversified company to a non‑diversified company.
Effective on or about November 1, 2026, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information, as applicable, concerning the portfolio.
* * *
PRINCIPAL INVESTMENT STRATEGIES:
The following will be added as the last sentence in the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus, and as the seventh paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus concerning the portfolio:
The portfolio is non‑diversified.
* * *
PRINCIPAL RISKS:
The following risk will be added as a key risk following the “Value Investing” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectus for the portfolio:
Non‑Diversification – As a non‑diversified portfolio, the portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2026

Transamerica JPMorgan Enhanced Index VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information
Transamerica JPMorgan Enhanced Index VP (the “portfolio”)
* * *
At a special meeting held on October 7, 2026, the portfolio’s investors approved a change in the portfolio’s classification from a diversified company to a non‑diversified company.
Effective on or about November 1, 2026, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information, as applicable, concerning the portfolio.
* * *
PRINCIPAL INVESTMENT STRATEGIES:
The following will be added as the last sentence in the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus, and as the seventh paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus concerning the portfolio:
The portfolio is non‑diversified.
* * *
PRINCIPAL RISKS:
The following risk will be added as a key risk following the “Value Investing” risk in the “Principal Risks” section of the Prospectus and the Summary Prospectus for the portfolio:
Non‑Diversification – As a non‑diversified portfolio, the portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
* * *
Investors Should Retain this Supplement for Future Reference
October 22, 2026